WARRANT DERIVATIVE LIABILITY - Summary (Details)		1 Months Ended		3 Months Ended			12 Months Ended
	May 31, 2019 USD ($) $ / shares shares	May 31, 2020 $ / shares	Feb. 29, 2020 USD ($) item shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares
WARRANT DERIVATIVE LIABILITY
Common stock, shares issued				62,146,515		39,497,480	60,813,673	39,497,480
Exercise price of warrants | $ / shares					$ 1.00
Common stock, other shares, outstanding							1,645,807
Gain (loss) on warrant derivative liability | $				$ (1,198,744)	$ 1,375,620		$ 735,796	$ (2,204,172)
2019 Warrants
WARRANT DERIVATIVE LIABILITY
Proceeds from issuance of common stock and warrants | $	$ 3,000,000		$ 90,000
Shares issued in cashless exercise of warrants				747,208			2,443,641
Common stock, shares issued	3,000,000
Number of warrants issued	3,000,000
Share price | $ / shares	$ 1.00
Exercise price of warrants | $ / shares							$ 1.30
Warrant exercise price, decrease (in dollars per share) | $ / shares		$ 0.45				$ 0.45	$ 0.40
Common stock, other shares, outstanding				322,807		8,666,666	9,591,614	8,666,666
Warrants exercised			200,000	1,323,000			7,945,807
Adjustment to derivative liability | $			$ 82,241	$ 1,523,117			$ 3,241,188
Gain (loss) on warrant derivative liability | $				$ (1,198,744)	$ 1,375,620		$ 735,796	$ (2,204,172)
Number of warrant holders | item			1